COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 07, 2007 USD ($)	Dec. 31, 2012 Premises [Member] USD ($)	Dec. 31, 2011 Premises [Member] USD ($)	Dec. 31, 2010 Premises [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2011 Vehicles [Member] USD ($)	Dec. 31, 2010 Vehicles [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage												3.00%	5.00%
Maximum percentage of grants received	100.00%	100.00%
Royalty expenses			$ 17,000	$ 120,000
Royalty percentage, increase in export sales	4.00%	4.00%
Possible delinquent royalties					480,000
Possible delinquent royalties, allowance	90,000
Royalty payable	849,000
Periodic installment of debt		36
Lease Type [Line Items]
Lease deposits	22,000		12,000			27,000			12,000
Rent expenses						$ 92,000	$ 92,000	$ 329,000	$ 87,000	$ 83,000	$ 115,000
Lease expiration date						Jan. 01, 2014
Lease expiration date, minimum									Jan. 01, 2012
Lease expiration date, maximum									Jan. 01, 2014
Extended option term						4 years